UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21527

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800
HOUSTON, TEXAS 77027
(Address of principal executive offices) (Zip code)

George Zornada, Esq.
K&L Gates
State Street Financial Center
One Lincoln Street
Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 993-4001

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 through June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2016 TO JUNE 30, 2017

Salient Private Access Master Fund, L.P.

Investment Company Report
ELLINGTON FINANCIAL LLC
Security		288522303		Meeting Type		Annual
Ticker Symbol		EFC		Meeting Date		16-May-17
ISIN		US2885223030		Agenda		934558719 - Management
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation	For/Against Preferred Provider Recommendation
1.	Election of Directors		Management
	1	THOMAS F. ROBARDS		For	For	For	For	For
	2	MICHAEL W. VRANOS		For	For	For	For	For
	3	LAURENCE PENN		For	For	For	For	For
	4	RONALD I. SIMON, PH.D.		For	For	For	For	For
	5	EDWARD RESENDEZ		For	For	For	For	For
2.	14A Executive Compensation		Management	For	For	For	For	For
3.	14A Executive Compensation Vote Frequency		Management	1 Year	1 Year	For	1 Year	For
4	Approve Stock Compensation Plan		Management	For	For	For	For	For
5	Ratify Appointment of Independent Auditors		Management	For	For	For	For	For
Account Number		Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
614148541		TEF SECURITIES ACCOUNT	614148541	CITIBANK, N.A.	74,579	0	03-May-2017	17-May-2017

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Salient Private Access Master Fund, L.P.

By:	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	August 25, 2017